Unaudited interim consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2022	$ 437,362	$ 926,581	$ (6,814)	$ (482,405)
Changes in equity [Abstract]
Profit/(loss) after income tax expense for the period	(164,947)	0	0	(164,947)
Other comprehensive gain/(loss) for the period, net of tax	(21,241)	0	(21,241)	0
Total comprehensive loss for the period	(186,188)	0	(21,241)	(164,947)
Transactions with owners in their capacity as owners:
Capital raise costs	(1,014)	(1,014)	0	0
Share issuances - paid	6,912	6,912	0	0
Share-based payments	16,616	0	16,616	0
Balance at Mar. 31, 2023	273,688	932,479	(11,439)	(647,352)
Balance at Dec. 31, 2022	270,123	926,581	(12,159)	(644,299)
Changes in equity [Abstract]
Profit/(loss) after income tax expense for the period	(3,053)	0	0	(3,053)
Other comprehensive gain/(loss) for the period, net of tax	(9,126)	0	(9,126)	0
Total comprehensive loss for the period	(12,179)	0	(9,126)	(3,053)
Transactions with owners in their capacity as owners:
Capital raise costs	(1,014)	(1,014)	0	0
Share issuances - paid	6,912	6,912	0	0
Share-based payments	9,846	0	9,846	0
Balance at Mar. 31, 2023	273,688	932,479	(11,439)	(647,352)
Balance at Jun. 30, 2023	305,361	965,857	(6,220)	(654,276)
Changes in equity [Abstract]
Profit/(loss) after income tax expense for the period	(1,889)	0	0	(1,889)
Other comprehensive gain/(loss) for the period, net of tax	(5,331)	0	(5,331)	0
Total comprehensive loss for the period	(7,220)	0	(5,331)	(1,889)
Transactions with owners in their capacity as owners:
Capital raise costs	(8,495)	(8,495)	0	0
Share issuances - paid	369,886	369,886	0	0
Share-based payments	17,708	420	17,288	0
Balance at Mar. 31, 2024	677,240	1,327,668	5,737	(656,165)
Balance at Dec. 31, 2023	381,848	1,038,846	7,805	(664,803)
Changes in equity [Abstract]
Profit/(loss) after income tax expense for the period	8,638	0	0	8,638
Other comprehensive gain/(loss) for the period, net of tax	(7,334)	0	(7,334)	0
Total comprehensive loss for the period	1,304	0	(7,334)	8,638
Transactions with owners in their capacity as owners:
Capital raise costs	(5,694)	(5,694)	0	0
Share issuances - paid	294,214	294,214	0	0
Share-based payments	5,568	302	5,266	0
Balance at Mar. 31, 2024	$ 677,240	$ 1,327,668	$ 5,737	$ (656,165)